Filed Pursuant to Rule 497(e)

Registration No. 033-06790

THE TETON WESTWOOD FUNDS (the “Trust”)

TETON Westwood Equity Fund

(“Equity Fund”)

TETON Westwood Balanced Fund

(“Balanced Fund”)

Supplement dated August 28, 2020, to each of the Equity Fund’s and Balanced Fund’s Summary

Prospectuses and the Trust’s Statutory Prospectus, all dated January 28, 2020.

Effective August 4, 2020, Ms. Lauren Hill has been added to the portfolio management teams for the Equity Fund and the Balanced Fund.

Effective August 31, 2020, Casey Flanagan, CFA, will no longer be a member of the portfolio management teams for the Equity Fund and the Balanced Fund.

To reflect the changes, please note the following:

The following sentence is added to the end of the sub-section “Management—The Portfolio Managers” in the “Summary of the Funds—Equity Fund” section in the Summary Prospectus and Statutory Prospectus:

Ms. Lauren Hill has managed the Equity Fund since August 4, 2020.

The following sentence is added to the end of the sub-section “Management—The Portfolio Managers” in the “Summary of the Funds—Balanced Fund” section in the Summary Prospectus and Statutory Prospectus:

Ms. Lauren Hill has managed the Balanced Fund since August 4, 2020.

The first paragraph of the section “Management of the Funds—The Portfolio Managers” of the Statutory Prospectus, is replaced in its entirety with the following:

Effective August 31, 2020, the members of the Equity Fund portfolio management team include Lauren Hill, Scott D. Lawson, CFA, Matthew R. Lockridge, and William Sheehan.

Effective August 31, 2020, the members of the Balanced Fund portfolio management teams include P. Adrian Helfert, Lauren Hill, Scott D. Lawson, CFA, Matthew R. Lockridge, and William Sheehan.

The following paragraph is added immediately after the fourth paragraph in the section “Management of the Funds—The Portfolio Managers” of the Statutory Prospectus:

Ms. Lauren Hill joined the Westwood Sub-Adviser in 2015. Ms. Hill has served on the portfolio team for the Equity Fund and Balanced Fund since August 4, 2020. She has authority to direct trading activity on the Equity Fund and Balanced Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed Pursuant to Rule 497(e)

Registration No. 033-06790

THE TETON WESTWOOD FUNDS (the “Trust”)

TETON Westwood Equity Fund (“Equity Fund”)

TETON Westwood Balanced Fund (“Balanced Fund”)

Supplement dated August 28, 2020, to the Trust’s Statement of Additional Information,

dated January 28, 2020.

Effective August 4, 2020, Ms. Lauren Hill has been added as to the portfolio management team for the Equity Fund and the Balanced Fund.

To reflect the addition, please note the following:

In the “Portfolio Managers” section, under the “Management of Other Accounts” sub-section, the following is added with information as of June 30, 2020:

EXCLUDES EQUITY FUND:

Name of Portfolio Manager	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Lauren Hill[4,5]	Registered Investment Companies:	1	$52.3 million	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	43	$2.7 billion	0	$0

EXCLUDES BALANCED FUND:

Name of Portfolio Manager	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Lauren Hill[4,5]	Registered Investment Companies:	1	$47.6 million	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	43	$2.7 billion	0	$0

4 Co-Portfolio Manager for the TETON Westwood Equity Fund.
5 Co-Portfolio Manager for the TETON Westwood Balanced Fund.

Under the “Ownership of Shares in the Funds” sub-section, the following is added:

Team Member	Fund	Dollar Range of Equity Securities Held in each Fund*
Lauren Hill	TETON Westwood Equity Fund TETON Westwood Balanced Fund	A A

* Key to Dollar Ranges – Information as of December 31, 2018

A.            None

B.            $1 – $10,000

C.            $10,001 – $50,000

D.            $50,001 – $100,000

E.            $100,001 – $500,000

F.            $500,001 – $1,000,000

G.            over $1,000,000

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